UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

February 28, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Growth Opportunities Fund

Annual Report

February 28, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 28, 2018

Eaton Vance

Focused Growth Opportunities Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For most of the 12-month period ended February 28, 2018, U.S. stock markets moved steadily higher, buoyed by economic growth across the globe, strong corporate earnings reports, and anticipation of easing business regulation and a lowering of corporate taxes by the Trump administration. For calendar year 2017, the S&P 500 Index,2 a measure of the broad U.S. equity market, delivered 12 straight months of gains for the first time in its 90-year history. But in February 2018, less than two months after massive corporate tax cuts became law, the S&P 500 Index briefly plummeted, as investors worried that rising inflation — due in part to the stimulus of the tax cuts — could potentially end the aging bull market.

As the period began on March 1, 2017, U.S. stock markets were in the midst of a rally that had begun after the surprise election victory of Donald Trump. Markets were almost flat in March, as the failure of the health care bill in Congress raised doubts about prospects for the administration’s pro-business policy agenda. Stocks soon recovered their momentum, backed by positive economic reports and continued strong earnings reports from U.S. companies. In December, investors cheered at the passage of deep cuts in the corporate tax rate as part of the Republican tax reform package, and in January of 2018 indexes reached new record highs. As noted, however, inflation fears paused the post-election rally in February 2018, with the S&P 500 Index falling briefly and losing 3.69% in the final month of the period ended February 28, 2018.

For the 12-month period ended February 28, 2018, the blue-chip Dow Jones Industrial Average rose 23.10%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 17.10%. The technology-laden NASDAQ Composite Index delivered a 26.18% gain, as technology stocks in general were among the U.S. market’s strongest performers. Large-cap U.S. stocks, as measured by the S&P 500 Index, outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks outpaced value stocks within both the large- and small-cap categories, as measured by the Russell growth and value indexes.

Fund Performance

For the 12-month period ended February 28, 2018, Eaton Vance Focused Growth Opportunities Fund (the Fund) had a total return of 23.00% for Class A shares at net asset value (NAV), underperforming the Fund’s benchmark, the Russell 1000® Growth Index (the Index), which returned 26.11% for the same period.

Stock selection in the health care and industrials sectors detracted from Fund performance versus the Index, as did stock selection and an overweight, relative to the Index, in the poor-performing energy sector. Within health care, the Fund’s overweight position in pharmaceutical firm Allergan PLC (Allergan) fell in price as specialty pharmaceutical stocks in general declined during the period, and a federal court decision invalidated patents on one of Allergan’s leading products, dry-eye drug Restasis. Like Allergan, the Fund’s overweight position in Alexion Pharmaceuticals, Inc., a biotech firm specializing in treatments for rare blood diseases, was hurt by the general downturn in specialty pharmaceutical stocks — a downturn sparked largely by concerns the U.S. government might pressure the industry to lower drug prices. Elsewhere in health care, the Fund’s overweight holding in biotechnology firm Celgene Corp. (Celgene) fell in price after a high-profile drug in its development pipeline failed a clinical trial and was subsequently abandoned. Overweighting oil field services provider Halliburton Co. (Halliburton) hurt results versus the Index in the energy sector. The stock declined on concerns that a potential slowdown in North American shale oil production would lower demand for Halliburton’s services. In the industrials sector, not owning Index component Boeing Co. (Boeing) detracted from Fund performance relative to the Index; Boeing stock rose as the aerospace firm delivered a record number of jetliners in 2017. Allergan, Celgene and Halliburton were sold during the period.

In contrast, stock selection in the information technology and consumer discretionary sectors aided Fund performance versus the Index. Avoiding the real estate sector, which delivered positive performance in the Index but significantly underperformed the Index as a whole, contributed to relative Fund performance as well. In information technology, overweighting global social media platform Twitter, Inc. helped Fund performance relative to the Index. The stock rose as several product initiatives succeeded in stimulating user growth, which had been relatively dormant for some time. Elsewhere in information technology, the Fund’s overweight positions in digital media and marketing provider Adobe Systems, Inc. and in GoDaddy, Inc., a web hosting and domain name provider, both benefited from a secular trend toward greater use of digital media by businesses and their customers. Within consumer discretionary, the Fund’s overweight position in online retailer and cloud computing firm Amazon.com, Inc. (Amazon) appreciated as the firm reported accelerating growth and profitability. Gains were driven by Amazon’s market share growth and its expansion into new areas, including its acquisition during the period of supermarket chain Whole Foods Market.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Performance2,3

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	23.00%	16.36%	12.83%
Class A with 5.75% Maximum Sales Charge	—	—	15.95	15.00	11.88
Class C at NAV	03/07/2011	03/07/2011	22.06	15.46	11.97
Class C with 1% Maximum Sales Charge	—	—	21.06	15.46	11.97
Class I at NAV	03/07/2011	03/07/2011	23.28	16.63	13.11
Russell 1000® Growth Index	—	—	26.11%	17.02%	14.79%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.09%	1.84%	0.84%
Net			1.05	1.80	0.80

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/07/2011	$22,029	N.A.
Class I	$250,000	03/07/2011	$591,254	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Alphabet, Inc., Class C	8.5%

Amazon.com, Inc.	7.8

Facebook, Inc., Class A	6.4

Visa, Inc., Class A	5.3

Microsoft Corp.	4.0

Charles Schwab Corp. (The)	2.9

Aptiv PLC	2.8

Goldman Sachs Group, Inc. (The)	2.6

salesforce.com, Inc.	2.6

FedEx Corp.	2.6

Total	45.5%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 6/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 – February 28, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period* (9/1/17 – 2/28/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,145.00	$5.58	**	1.05%
Class C	$1,000.00	$1,140.80	$9.55	**	1.80%
Class I	$1,000.00	$1,146.10	$4.26	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	**	1.05%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2017.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Portfolio of Investments

Common Stocks — 99.5%
Security	Shares	Value

Aerospace & Defense — 2.2%
Raytheon Co.	21,766	$4,734,324
		$4,734,324

Air Freight & Logistics — 2.6%
FedEx Corp.	22,950	$5,655,109
		$5,655,109

Auto Components — 3.7%
Aptiv PLC	67,534	$6,167,880
Delphi Technologies PLC	42,720	2,039,880
		$8,207,760

Beverages — 3.3%
Coca-Cola Co. (The)	97,040	$4,194,069
Constellation Brands, Inc., Class A	14,062	3,030,080
		$7,224,149

Biotechnology — 6.7%
Alexion Pharmaceuticals, Inc.(1)	22,785	$2,676,098
Biogen, Inc.(1)	10,990	3,176,000
Gilead Sciences, Inc.	55,957	4,405,495
Vertex Pharmaceuticals, Inc.(1)	27,538	4,572,134
		$14,829,727

Capital Markets — 5.5%
Charles Schwab Corp. (The)	118,469	$6,281,226
Goldman Sachs Group, Inc. (The)	21,816	5,736,081
		$12,017,307

Chemicals — 2.2%
Ecolab, Inc.	36,972	$4,822,997
		$4,822,997

Communications Equipment — 2.0%
Palo Alto Networks, Inc.(1)	25,069	$4,346,213
		$4,346,213

Distributors — 1.4%
LKQ Corp.(1)	77,471	$3,058,555
		$3,058,555

Security	Shares	Value

Electrical Equipment — 2.1%
Rockwell Automation, Inc.	26,156	$4,729,005
		$4,729,005

Food Products — 2.4%
Mondelez International, Inc., Class A	72,142	$3,167,034
Pinnacle Foods, Inc.	40,289	2,173,994
		$5,341,028

Health Care Providers & Services — 2.5%
Anthem, Inc.	23,020	$5,418,448
		$5,418,448

Industrial Conglomerates — 2.0%
3M Co.	18,535	$4,365,178
		$4,365,178

Internet & Direct Marketing Retail — 7.8%
Amazon.com, Inc.(1)	11,286	$17,069,511
		$17,069,511

Internet Software & Services — 19.4%
Alphabet, Inc., Class C(1)	16,825	$18,587,082
Facebook, Inc., Class A(1)	79,398	14,158,252
GoDaddy, Inc., Class A(1)	71,527	4,278,030
Twitter, Inc.(1)	175,056	5,577,284
		$42,600,648

IT Services — 5.3%
Visa, Inc., Class A	94,493	$11,616,969
		$11,616,969

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	46,556	$3,193,276
		$3,193,276

Media — 1.9%
Walt Disney Co. (The)	40,921	$4,221,410
		$4,221,410

Metals & Mining — 1.8%
Freeport-McMoRan, Inc.(1)	210,025	$3,906,465
		$3,906,465

7	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Portfolio of Investments — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.1%
Devon Energy Corp.	79,869	$2,449,582
		$2,449,582

Pharmaceuticals — 1.8%
Zoetis, Inc.	47,671	$3,854,677
		$3,854,677

Road & Rail — 2.5%
CSX Corp.	101,568	$5,456,233
		$5,456,233

Software — 10.8%
Activision Blizzard, Inc.	62,489	$4,569,821
Adobe Systems, Inc.(1)	22,804	4,769,000
Microsoft Corp.	92,714	8,693,792
salesforce.com, Inc.(1)	48,693	5,660,561
		$23,693,174

Specialty Retail — 3.1%
TJX Cos., Inc. (The)	56,259	$4,651,494
Ulta Beauty, Inc.(1)	10,881	2,212,651
		$6,864,145

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	30,006	$5,344,669
		$5,344,669

Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	51,496	$3,451,777
		$3,451,777

Total Common Stocks (identified cost $154,741,953)		$218,472,336

Short-Term Investments — 0.9%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.67%(2)	1,992,491	$1,992,491

Total Short-Term Investments (identified cost $1,992,480)		$1,992,491

Total Investments — 100.4% (identified cost $156,734,433)		$220,464,827

Other Assets, Less Liabilities — (0.4)%		$(774,846)

Net Assets — 100.0%		$219,689,981

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2018.

8	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Statement of Assets and Liabilities

Assets	February 28, 2018
Unaffiliated investments, at value (identified cost, $154,741,953)	$218,472,336
Affiliated investment, at value (identified cost, $1,992,480)	1,992,491
Dividends receivable	181,220
Dividends receivable from affiliated investment	3,459
Receivable for Fund shares sold	354,709
Total assets	$221,004,215

Liabilities
Payable for Fund shares redeemed	$1,074,984
Payable to affiliates:
Investment adviser and administration fee	108,727
Distribution and service fees	19,841
Other	5,250
Accrued expenses	105,432
Total liabilities	$1,314,234
Net Assets	$219,689,981

Sources of Net Assets
Paid-in capital	$150,201,424
Accumulated net investment loss	(67,281)
Accumulated net realized gain	5,825,444
Net unrealized appreciation	63,730,394
Total	$219,689,981

Class A Shares
Net Assets	$32,847,126
Shares Outstanding	1,518,229
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$21.64
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$22.96

Class C Shares
Net Assets	$17,813,487
Shares Outstanding	865,563
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$20.58

Class I Shares
Net Assets	$169,029,368
Shares Outstanding	7,722,014
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$21.89

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Statement of Operations

Investment Income	Year Ended February 28, 2018
Dividends	$1,681,606
Dividends from affiliated investment	31,029
Total investment income	$1,712,635

Expenses
Investment adviser and administration fee	$1,376,057
Distribution and service fees
Class A	80,090
Class C	161,916
Trustees’ fees and expenses	10,254
Custodian fee	65,264
Transfer and dividend disbursing agent fees	79,905
Legal and accounting services	41,323
Printing and postage	25,423
Registration fees	54,338
Miscellaneous	20,184
Total expenses	$1,914,754
Deduct —
Allocation of expenses to affiliate	$60,140
Total expense reductions	$60,140

Net expenses	$1,854,614

Net investment loss	$(141,979)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$16,408,070
Investment transactions — affiliated investment	(569)
Foreign currency transactions	(3,512)
Net realized gain	$16,403,989
Change in unrealized appreciation (depreciation) —
Investments	$26,119,231
Investments — affiliated investment	(419)
Net change in unrealized appreciation (depreciation)	$26,118,812

Net realized and unrealized gain	$42,522,801

Net increase in net assets from operations	$42,380,822

10	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Statements of Changes in Net Assets

	Year Ended February 28,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income (loss)	$(141,979)	$534,227
Net realized gain	16,403,989	2,355,252
Net change in unrealized appreciation (depreciation)	26,118,812	36,093,185
Net increase in net assets from operations	$42,380,822	$38,982,664
Distributions to shareholders —
From net investment income
Class A	$(12,579)	$—
Class I	(474,731)	—
Total distributions to shareholders	$(487,310)	$—
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,771,461	$13,369,408
Class C	3,410,784	4,669,703
Class I	45,199,901	45,805,357
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	11,688	—
Class I	319,015	—
Cost of shares redeemed
Class A	(26,149,508)	(15,385,445)
Class C	(3,755,882)	(3,596,046)
Class I	(53,182,257)	(61,098,963)
Net decrease in net assets from Fund share transactions	$(20,374,798)	$(16,235,986)

Net increase in net assets	$21,518,714	$22,746,678

Net Assets
At beginning of year	$198,171,267	$175,424,589
At end of year	$219,689,981	$198,171,267

Accumulated undistributed net investment income (loss) included in net assets
At end of year	$(67,281)	$494,506

11	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Financial Highlights

	Class A
	Year Ended February 28,		Year Ended February 29, 2016	Year Ended February 28,
	2018	2017		2015	2014
Net asset value — Beginning of year	$17.600	$14.240	$15.950	$14.100	$10.890

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.041)	$0.027	$(0.026)	$(0.037)	$(0.014)
Net realized and unrealized gain (loss)	4.088	3.333	(1.485)	2.420	3.529

Total income (loss) from operations	$4.047	$3.360	$(1.511)	$2.383	$3.515

Less Distributions
From net investment income	$(0.007)	$—	$—	$—	$—
From net realized gain	—	—	(0.199)	(0.533)	(0.305)

Total distributions	$(0.007)	$—	$(0.199)	$(0.533)	$(0.305)

Net asset value — End of year	$21.640	$17.600	$14.240	$15.950	$14.100

Total Return(2)(3)	23.00%	23.60%	(9.61)%	17.21%	32.49%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,847	$38,469	$32,921	$7,052	$1,240
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.05%	1.05%	1.05%	1.09%	1.25%
Net investment income (loss)	(0.21)%	0.17%	(0.17)%	(0.25)%	(0.11)%
Portfolio Turnover	80%	71%	87%	69%	66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03%, 0.14%, 0.15%, 0.30% and 0.47% of average daily net assets for the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the years ended February 28, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

12	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Financial Highlights — continued

	Class C
	Year Ended February 28,		Year Ended February 29, 2016	Year Ended February 28,
	2018	2017		2015	2014
Net asset value — Beginning of year	$16.860	$13.750	$15.520	$13.840	$10.730

Income (Loss) From Operations
Net investment loss(1)	$(0.173)	$(0.090)	$(0.134)	$(0.143)	$(0.111)
Net realized and unrealized gain (loss)	3.893	3.200	(1.437)	2.356	3.467

Total income (loss) from operations	$3.720	$3.110	$(1.571)	$2.213	$3.356

Less Distributions
From net realized gain	$—	$—	$(0.199)	$(0.533)	$(0.246)

Total distributions	$—	$—	$(0.199)	$(0.533)	$(0.246)

Net asset value — End of year	$20.580	$16.860	$13.750	$15.520	$13.840

Total Return(2)(3)	22.06%	22.62%	(10.27)%	16.30%	31.45%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,813	$14,909	$11,207	$2,073	$304
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.80%	1.80%	1.80%	1.82%	2.00%
Net investment loss	(0.94)%	(0.58)%	(0.91)%	(0.98)%	(0.89)%
Portfolio Turnover	80%	71%	87%	69%	66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03%, 0.14%, 0.15%, 0.30% and 0.47% of average daily net assets for the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the years ended February 28, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

13	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Financial Highlights — continued

	Class I
	Year Ended February 28,		Year Ended February 29, 2016	Year Ended February 28,
	2018	2017		2015	2014
Net asset value — Beginning of year	$17.810	$14.370	$16.060	$14.160	$10.930

Income (Loss) From Operations
Net investment income(1)	$0.010	$0.067	$0.011	$0.002	$0.019
Net realized and unrealized gain (loss)	4.129	3.373	(1.502)	2.431	3.538

Total income (loss) from operations	$4.139	$3.440	$(1.491)	$2.433	$3.557

Less Distributions
From net investment income	$(0.059)	$—	$—	$—	$(0.022)
From net realized gain	—	—	(0.199)	(0.533)	(0.305)

Total distributions	$(0.059)	$—	$(0.199)	$(0.533)	$(0.327)

Net asset value — End of year	$21.890	$17.810	$14.370	$16.060	$14.160

Total Return(2)(3)	23.28%	23.94%	(9.42)%	17.50%	32.77%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$169,029	$144,793	$131,297	$57,551	$20,603
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.80%	0.80%	0.80%	0.84%	1.00%
Net investment income	0.05%	0.41%	0.07%	0.01%	0.15%
Portfolio Turnover	80%	71%	87%	69%	66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03%, 0.14%, 0.15%, 0.30% and 0.47% of average daily net assets for the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the years ended February 28, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

14	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Growth Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

15

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Notes to Financial Statements — continued

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended February 28, 2018 and February 28, 2017 was as follows:

	Year Ended February 28,
	2018	2017

Distributions declared from:
Ordinary income	$459,752	$—
Long-term capital gains	$27,558	$—

During the year ended February 28, 2018, accumulated net realized gain was decreased by $915,131, accumulated net investment loss was decreased by $67,502 and paid-in capital was increased by $847,629 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), net operating losses, return of capital distributions from securities, dividend redesignations and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of February 28, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long-term capital gains	$6,153,517
Late year ordinary losses	$(67,281)
Net unrealized appreciation	$63,402,321

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in partnerships.

16

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Notes to Financial Statements — continued

At February 28, 2018, the Fund had a late year ordinary loss of $67,281 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$157,062,506

Gross unrealized appreciation	$64,716,488
Gross unrealized depreciation	(1,314,167)

Net unrealized appreciation	$63,402,321

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administration agreement and subsequent fee reduction agreement between the Fund and EVM effective July 1, 2017, the fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. Prior to July 1, 2017, the fee was computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and at reduced rates on net assets of $500 million and over. For the year ended February 28, 2018, the investment adviser and administration fee amounted to $1,376,057 or 0.68% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2018. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $60,140 of the Fund’s operating expenses for the year ended February 28, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2018, EVM earned $6,323 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $15,767 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2018 amounted to $80,090 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2018, the Fund paid or accrued to EVD $121,437 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2018 amounted to $40,479 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

17

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2018, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $160,267,474 and $180,243,929, respectively, for the year ended February 28, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended February 28,
Class A	2018	2017

Sales	726,951	830,405
Issued to shareholders electing to receive payments of distributions in Fund shares	612	—
Redemptions	(1,395,177)	(956,322)

Net decrease	(667,614)	(125,917)

	Year Ended February 28,
Class C	2018	2017

Sales	185,195	301,086
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—
Redemptions	(203,936)	(232,079)

Net increase (decrease)	(18,741)	69,007

	Year Ended February 28,
Class I	2018	2017

Sales	2,375,788	2,796,147
Issued to shareholders electing to receive payments of distributions in Fund shares	16,538	—
Redemptions	(2,800,585)	(3,799,753)

Net decrease	(408,259)	(1,003,606)

At February 28, 2018, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 24.1% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and

18

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Notes to Financial Statements — continued

funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2018.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$218,472,336	*	$—	$—	$218,472,336
Short-Term Investments	—		1,992,491	—	1,992,491

Total Investments	$218,472,336		$1,992,491	$—	$220,464,827

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Growth Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Growth Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

April 20, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

20

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended February 28, 2018, the Fund designates approximately $1,450,846, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2018, $7,106,914 or, if subsequently determined to be different, the net capital gain of such year.

21

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

22

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds in 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

23

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5300    2.28.18

Eaton Vance

Focused Value Opportunities Fund

Annual Report

February 28, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 28, 2018

Eaton Vance

Focused Value Opportunities Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	24

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For most of the 12-month period ended February 28, 2018, U.S. stock markets moved steadily higher, buoyed by economic growth across the globe, strong corporate earnings reports, and anticipation of easing business regulation and a lowering of corporate taxes by the Trump administration. For calendar year 2017, the S&P 500 Index,2 a measure of the broad U.S. equity market, delivered 12 straight months of gains for the first time in its 90-year history. But in February 2018, less than two months after massive corporate tax cuts became law, the S&P 500 Index briefly plummeted, as investors worried that rising inflation — due in part to the stimulus of the tax cuts — could potentially end the aging bull market.

As the period began on March 1, 2017, U.S. stock markets were in the midst of a rally that had begun after the surprise election victory of Donald Trump. Markets were almost flat in March, as the failure of the health care bill in Congress raised doubts about prospects for the administration’s pro-business policy agenda. Stocks soon recovered their momentum, backed by positive economic reports and continued strong earnings reports from U.S. companies. In December, investors cheered at the passage of deep cuts in the corporate tax rate as part of the Republican tax reform package, and in January of 2018 indexes reached new record highs. As noted, however, inflation fears paused the post-election rally in February 2018, with the S&P 500 Index falling briefly and losing 3.69% in the final month of the period ended February 28, 2018.

For the 12-month period ended February 28, 2018, the blue-chip Dow Jones Industrial Average rose 23.10%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 17.10%. The technology-laden NASDAQ Composite Index delivered a 26.18% gain, as technology stocks in general were among the U.S. market’s strongest performers. Large-cap U.S. stocks, as measured by the S&P 500 Index, outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks outpaced value stocks within both the large- and small-cap categories, as measured by the Russell growth and value indexes.

Fund Performance

For the 12-month period ended February 28, 2018, Eaton Vance Focused Value Opportunities Fund (the Fund) had a total return of 14.71% for Class A shares at net asset value (NAV), outperforming the Fund’s benchmark, the Russell 1000® Value Index (the Index), which returned 7.75% for the same period.

Stock selection in the industrials, consumer staples and financials sectors helped Fund performance versus the Index.

In the industrials sector, the Fund’s overweight holding, relative to the Index, in Caterpillar, Inc. (Caterpillar) contributed to performance relative to the Index. The machinery manufacturing giant rallied on strong global growth, including robust sales to Chinese construction firms and North American oil and gas producers. Elsewhere in industrials, the Fund’s out-of-Index position in C.H. Robinson Worldwide, Inc., a supply chain logistics and truck hauling brokerage firm, benefited from demand for trucking services that grew faster than supply. The Fund’s overweight in high-end cosmetics firm Estee Lauder Cos., Inc. (Estee Lauder) contributed to relative results in consumer staples. The firm’s strong control of all aspects of its business, from manufacturing through distribution, allowed it to maintain premium pricing and buck the trend of retail sales losing ground to online purchases. In financials, the Fund’s out-of-Index holding in Swiss bank Credit Suisse Group AG performed well as the firm’s turnaround strategy, which increased emphasis on its wealth management services and other areas viewed as less capital intensive, continued to improve profits. Overweighting JPMorgan Chase & Co. also helped relative Fund performance in financials. The sector in general performed well following the November 2016 election, in anticipation of lighter regulation and corporate tax reform under a new administration. Caterpillar and Estee Lauder were sold during the period.

In contrast, stock selection in the energy and health care sectors detracted from Fund performance versus the Index, as did underweighting the materials sector, which outperformed the Index as a whole during the period. In both the Fund and the Index, the energy sector delivered negative returns during the period. Energy stocks were hurt by falling oil prices during the first half of the period and market uncertainty about the sector then lingered throughout the period, even as oil prices began to rise in the second half of 2017. As a result, the Fund’s overweight positions in exploration and production firm Pioneer Natural Resources Co., oilfield services firm Halliburton Co., and underwater oilfield services provider Oceaneering International, Inc. all declined in value and detracted from Fund performance versus the Index. In the health care sector, the Fund’s overweight position in pharmaceutical firm Allergan PLC (Allergan) fell in price as specialty pharmaceutical stocks in general declined during the period, and a federal court decision invalidated patents on one of Allergan’s leading products, dry-eye drug Restasis. Allergan and Pioneer Natural Resources Co. were sold during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Performance2,3

Portfolio Managers Edward J. Perkin, CFA and Aaron S. Dunn, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	14.71%	12.04%	10.65%
Class A with 5.75% Maximum Sales Charge	—	—	8.14	10.72	9.72
Class C at NAV	03/07/2011	03/07/2011	13.86	11.20	9.82
Class C with 1% Maximum Sales Charge	—	—	12.86	11.20	9.82
Class I at NAV	03/07/2011	03/07/2011	14.99	12.32	10.93
Russell 1000® Value Index	—	—	7.75%	12.04%	11.58%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.26%	2.01%	1.01%
Net			1.05	1.80	0.80

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/07/2011	$19,239	N.A.
Class I	$250,000	03/07/2011	$515,875	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

JPMorgan Chase & Co.	5.6%

Johnson & Johnson	4.9

Bank of America Corp.	4.7

Exxon Mobil Corp.	3.5

Verizon Communications, Inc.	3.5

Pfizer, Inc.	3.4

NextEra Energy, Inc.	3.3

Textron, Inc.	2.9

Mondelez International, Inc., Class A	2.8

McCormick & Co., Inc.	2.6

Total	37.2%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 6/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective December 8, 2017, the Fund is managed by Edward J. Perkin and Aaron S. Dunn.

5

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 – February 28, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period* (9/1/17 – 2/28/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,124.30	$5.53	**	1.05%
Class C	$1,000.00	$1,119.70	$9.46	**	1.80%
Class I	$1,000.00	$1,125.50	$4.22	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	**	1.05%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2017.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Portfolio of Investments

Common Stocks — 99.1%
Security	Shares	Value

Aerospace & Defense — 5.0%
Hexcel Corp.	22,774	$1,532,235
Textron, Inc.	33,872	2,027,239
		$3,559,474

Air Freight & Logistics — 2.3%
C.H. Robinson Worldwide, Inc.	17,304	$1,615,501
		$1,615,501

Banks — 14.4%
Bank of America Corp.	103,783	$3,331,434
First Republic Bank	12,771	1,185,149
JPMorgan Chase & Co.	33,931	3,919,031
PNC Financial Services Group, Inc. (The)	10,896	1,717,863
		$10,153,477

Beverages — 2.1%
PepsiCo, Inc.	13,390	$1,469,285
		$1,469,285

Capital Markets — 6.6%
Charles Schwab Corp. (The)	28,387	$1,505,079
Credit Suisse Group AG	83,822	1,542,506
Raymond James Financial, Inc.	17,542	1,626,319
		$4,673,904

Construction & Engineering — 1.5%
Fluor Corp.	19,081	$1,085,709
		$1,085,709

Containers & Packaging — 2.3%
Ball Corp.	40,578	$1,621,091
		$1,621,091

Diversified Telecommunication Services — 3.5%
Verizon Communications, Inc.	51,339	$2,450,924
		$2,450,924

Electric Utilities — 5.1%
Edison International	20,881	$1,265,180
NextEra Energy, Inc.	15,425	2,346,914
		$3,612,094

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.6%
FLIR Systems, Inc.	23,732	$1,165,241
		$1,165,241

Energy Equipment & Services — 3.0%
Halliburton Co.	34,437	$1,598,565
Oceaneering International, Inc.	26,781	492,235
		$2,090,800

Equity Real Estate Investment Trusts (REITs) — 5.0%
Equity Residential	30,538	$1,717,152
Simon Property Group, Inc.	11,743	1,802,668
		$3,519,820

Food Products — 5.4%
McCormick & Co., Inc.	17,324	$1,849,857
Mondelez International, Inc., Class A	44,453	1,951,486
		$3,801,343

Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.(1)	50,856	$1,386,335
		$1,386,335

Household Products — 2.1%
Colgate-Palmolive Co.	21,872	$1,508,512
		$1,508,512

Insurance — 3.5%
American Financial Group, Inc.	11,916	$1,344,125
American International Group, Inc.	19,128	1,096,799
		$2,440,924

Internet Software & Services — 2.5%
Alphabet, Inc., Class C(1)	1,585	$1,750,997
		$1,750,997

IT Services — 2.0%
Leidos Holdings, Inc.	22,706	$1,437,517
		$1,437,517

Multi-Utilities — 1.9%
Sempra Energy	12,039	$1,312,010
		$1,312,010

7	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Portfolio of Investments — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 7.9%
ConocoPhillips	31,026	$1,685,022
EOG Resources, Inc.	13,896	1,409,333
Exxon Mobil Corp.	32,822	2,485,938
		$5,580,293

Pharmaceuticals — 9.8%
Eli Lilly & Co.	13,600	$1,047,472
Johnson & Johnson	26,690	3,466,497
Pfizer, Inc.	65,662	2,384,187
		$6,898,156

Road & Rail — 1.8%
CSX Corp.	23,404	$1,257,263
		$1,257,263

Semiconductors & Semiconductor Equipment — 2.6%
QUALCOMM, Inc.	28,033	$1,822,145
		$1,822,145

Specialty Retail — 1.7%
TJX Cos., Inc. (The)	14,265	$1,179,430
		$1,179,430

Textiles, Apparel & Luxury Goods — 3.5%
Lululemon Athletica, Inc.(1)	17,641	$1,430,685
NIKE, Inc., Class B	15,845	1,062,091
		$2,492,776

Total Common Stocks (identified cost $62,420,488)		$69,885,021

Short-Term Investments — 0.7%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.67%(2)	539,909	$539,908

Total Short-Term Investments (identified cost $539,908)		$539,908

Total Investments — 99.8% (identified cost $62,960,396)		$70,424,929

Other Assets, Less Liabilities — 0.2%		$107,094

Net Assets — 100.0%		$70,532,023

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2018.

8	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Statement of Assets and Liabilities

Assets	February 28, 2018
Unaffiliated investments, at value (identified cost, $62,420,488)	$69,885,021
Affiliated investment, at value (identified cost, $539,908)	539,908
Dividends receivable	148,016
Dividends receivable from affiliated investment	257
Receivable for investments sold	385,846
Receivable for Fund shares sold	49,801
Tax reclaims receivable	9,173
Receivable from affiliate	4,956
Total assets	$71,022,978

Liabilities
Payable for investments purchased	$360,432
Payable for Fund shares redeemed	22,020
Payable to affiliates:
Investment adviser and administration fee	40,706
Distribution and service fees	1,732
Accrued expenses	66,065
Total liabilities	$490,955
Net Assets	$70,532,023

Sources of Net Assets
Paid-in capital	$57,352,442
Accumulated undistributed net investment income	211,484
Accumulated net realized gain	5,503,654
Net unrealized appreciation	7,464,443
Total	$70,532,023

Class A Shares
Net Assets	$3,750,897
Shares Outstanding	225,674
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.62
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.63

Class C Shares
Net Assets	$1,166,284
Shares Outstanding	71,237
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.37

Class I Shares
Net Assets	$65,614,842
Shares Outstanding	3,941,381
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.65

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Statement of Operations

Investment Income	Year Ended February 28, 2018
Dividends	$1,394,871
Dividends from affiliated investment	13,521
Total investment income	$1,408,392

Expenses
Investment adviser and administration fee	$473,170
Distribution and service fees
Class A	9,380
Class C	12,186
Trustees’ fees and expenses	3,505
Custodian fee	35,771
Transfer and dividend disbursing agent fees	13,076
Legal and accounting services	38,565
Printing and postage	10,791
Registration fees	45,115
Miscellaneous	15,002
Total expenses	$656,561
Deduct —
Allocation of expenses to affiliate	$130,286
Total expense reductions	$130,286

Net expenses	$526,275

Net investment income	$882,117

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$8,378,955
Investment transactions — affiliated investment	241
Foreign currency transactions	2,430
Net realized gain	$8,381,626
Change in unrealized appreciation (depreciation) —
Investments	$(537,465)
Investments — affiliated investment	(300)
Foreign currency	547
Net change in unrealized appreciation (depreciation)	$(537,218)

Net realized and unrealized gain	$7,844,408

Net increase in net assets from operations	$8,726,525

10	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Statements of Changes in Net Assets

	Year Ended February 28,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$882,117	$1,406,909
Net realized gain	8,381,626	3,199,849
Net change in unrealized appreciation (depreciation)	(537,218)	6,826,446
Net increase in net assets from operations	$8,726,525	$11,433,204
Distributions to shareholders —
From net investment income
Class A	$(33,723)	$(53,942)
Class C	(4,320)	(8,194)
Class I	(727,946)	(835,494)
From net realized gain
Class A	(84,018)	—
Class C	(30,137)	—
Class I	(1,441,603)	—
Total distributions to shareholders	$(2,321,747)	$(897,630)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$600,440	$1,658,157
Class C	339,959	658,589
Class I	17,220,873	15,078,617
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	117,741	53,942
Class C	34,457	8,121
Class I	1,800,727	82,205
Cost of shares redeemed
Class A	(1,790,801)	(2,520,633)
Class C	(519,948)	(268,235)
Class I	(21,064,044)	(19,689,015)
Net decrease in net assets from Fund share transactions	$(3,260,596)	$(4,938,252)

Net increase in net assets	$3,144,182	$5,597,322

Net Assets
At beginning of year	$67,387,841	$61,790,519
At end of year	$70,532,023	$67,387,841

Accumulated undistributed net investment income included in net assets
At end of year	$211,484	$92,504

11	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Financial Highlights

	Class A
	Year Ended February 28,			Year Ended February 29, 2016	Year Ended February 28,
	2018	2017			2015	2014
Net asset value — Beginning of year	$14.980	$12.670		$14.450	$13.820	$11.210

Income (Loss) From Operations
Net investment income(1)	$0.185	$0.277	(2)	$0.209	$0.149	$0.114
Net realized and unrealized gain (loss)	2.005	2.207		(1.446)	1.407	2.849

Total income (loss) from operations	$2.190	$2.484		$(1.237)	$1.556	$2.963

Less Distributions
From net investment income	$(0.156)	$(0.174)		$(0.187)	$(0.068)	$(0.083)
From net realized gain	(0.394)	—		(0.356)	(0.858)	(0.270)

Total distributions	$(0.550)	$(0.174)		$(0.543)	$(0.926)	$(0.353)

Net asset value — End of year	$16.620	$14.980		$12.670	$14.450	$13.820

Total Return(3)(4)	14.71%	19.67%		(8.89)%	11.53%	26.59%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,751	$4,436		$4,477	$1,711	$1,827
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.05%	1.05%		1.05%	1.13%	1.25%
Net investment income	1.18%	1.99	%(2)	1.54%	1.04%	0.89%
Portfolio Turnover	99%	87%		90%	119%	44%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.071 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.48% for the year ended February 28, 2017.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.21%, 0.21%, 0.25%, 0.31% and 0.45% of average daily net assets for the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the years ended February 28, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

12	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Financial Highlights — continued

	Class C
	Year Ended February 28,			Year Ended February 29, 2016	Year Ended February 28,
	2018	2017			2015	2014
Net asset value — Beginning of year	$14.790	$12.560		$14.310	$13.720	$11.190

Income (Loss) From Operations
Net investment income(1)	$0.069	$0.166	(2)	$0.097	$0.044	$0.025
Net realized and unrealized gain (loss)	1.962	2.186		(1.414)	1.403	2.813

Total income (loss) from operations	$2.031	$2.352		$(1.317)	$1.447	$2.838

Less Distributions
From net investment income	$(0.057)	$(0.122)		$(0.085)	$(0.029)	$(0.038)
From net realized gain	(0.394)	—		(0.348)	(0.828)	(0.270)

Total distributions	$(0.451)	$(0.122)		$(0.433)	$(0.857)	$(0.308)

Net asset value — End of year	$16.370	$14.790		$12.560	$14.310	$13.720

Total Return(3)(4)	13.86%	18.69%		(9.49)%	10.78%	25.49%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,166	$1,182		$646	$539	$372
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.80%	1.80%		1.80%	1.86%	2.00%
Net investment income	0.44%	1.20	%(2)	0.73%	0.31%	0.19%
Portfolio Turnover	99%	87%		90%	119%	44%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.065 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.73% for the year ended February 28, 2017.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.21%, 0.21%, 0.25%, 0.31% and 0.45% of average daily net assets for the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the years ended February 28, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

13	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Financial Highlights — continued

	Class I
	Year Ended February 28,			Year Ended February 29, 2016	Year Ended February 28,
	2018	2017			2015	2014
Net asset value — Beginning of year	$15.010	$12.700		$14.460	$13.830	$11.220

Income (Loss) From Operations
Net investment income(1)	$0.226	$0.313	(2)	$0.247	$0.194	$0.149
Net realized and unrealized gain (loss)	2.009	2.208		(1.443)	1.406	2.844

Total income (loss) from operations	$2.235	$2.521		$(1.196)	$1.600	$2.993

Less Distributions
From net investment income	$(0.201)	$(0.211)		$(0.208)	$(0.112)	$(0.113)
From net realized gain	(0.394)	—		(0.356)	(0.858)	(0.270)

Total distributions	$(0.595)	$(0.211)		$(0.564)	$(0.970)	$(0.383)

Net asset value — End of year	$16.650	$15.010		$12.700	$14.460	$13.830

Total Return(3)(4)	14.99%	19.93%		(8.60)%	11.86%	26.85%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$65,615	$61,770		$56,668	$49,511	$19,756
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.80%	0.80%		0.80%	0.85%	1.00%
Net investment income	1.43%	2.25	%(2)	1.81%	1.35%	1.17%
Portfolio Turnover	99%	87%		90%	119%	44%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.071 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.74% for the year ended February 28, 2017.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.21%, 0.21%, 0.25%, 0.31% and 0.45% of average daily net assets for the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the years ended February 28, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

14	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

15

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Notes to Financial Statements — continued

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended February 28, 2018 and February 28, 2017 was as follows:

	Year Ended February 28,
	2018	2017

Distributions declared from:
Ordinary income	$983,842	$897,630
Long-term capital gains	$1,337,905	$—

During the year ended February 28, 2018, accumulated net realized gain was decreased by $738,922, accumulated undistributed net investment income was increased by $2,852 and paid-in capital was increased by $736,070 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), distributions from real estate investment trusts and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of February 28, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$966,710
Undistributed long-term capital gains	$4,814,760
Net unrealized appreciation	$7,398,111

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in partnerships.

16

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$63,026,728

Gross unrealized appreciation	$9,132,413
Gross unrealized depreciation	(1,734,212)

Net unrealized appreciation	$7,398,201

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended February 28, 2018, the investment adviser and administration fee amounted to $473,170 or 0.75% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2018. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $130,286 of the Fund’s operating expenses for the year ended February 28, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2018, EVM earned $1,646 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,778 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2018 amounted to $9,380 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2018, the Fund paid or accrued to EVD $9,139 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2018 amounted to $3,047 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2018, the Fund was informed that EVD received approximately $300 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

17

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Notes to Financial Statements — continued

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $62,445,565 and $65,554,245, respectively, for the year ended February 28, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended February 28,
Class A	2018	2017

Sales	37,825	121,499
Issued to shareholders electing to receive payments of distributions in Fund shares	7,243	3,772
Redemptions	(115,420)	(182,458)

Net decrease	(70,352)	(57,187)

	Year Ended February 28,
Class C	2018	2017

Sales	21,729	47,472
Issued to shareholders electing to receive payments of distributions in Fund shares	2,144	574
Redemptions	(32,555)	(19,595)

Net increase (decrease)	(8,682)	28,451

	Year Ended February 28,
Class I	2018	2017

Sales	1,077,666	1,062,888
Issued to shareholders electing to receive payments of distributions in Fund shares	110,509	5,758
Redemptions	(1,361,811)	(1,416,817)

Net decrease	(173,636)	(348,171)

At February 28, 2018, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 80.2% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2018.

18

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$3,672,206	$—		$—	$3,672,206
Consumer Staples	6,779,140	—		—	6,779,140
Energy	7,671,093	—		—	7,671,093
Financials	15,725,799	1,542,506		—	17,268,305
Health Care	8,284,491	—		—	8,284,491
Industrials	7,517,947	—		—	7,517,947
Information Technology	6,175,900	—		—	6,175,900
Materials	1,621,091	—		—	1,621,091
Real Estate	3,519,820	—		—	3,519,820
Telecommunication Services	2,450,924	—		—	2,450,924
Utilities	4,924,104	—		—	4,924,104

Total Common Stocks	$68,342,515	$1,542,506	*	$—	$69,885,021
Short-Term Investments	$—	$539,908		$—	$539,908

Total Investments	$68,342,515	$2,082,414		$—	$70,424,929

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Value Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Value Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

April 20, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

20

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended February 28, 2018, the Fund designates approximately $1,175,638, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 58.40% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2018, $6,765,658 or, if subsequently determined to be different, the net capital gain of such year.

21

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

22

Eaton Vance

Focused Value Opportunities Fund

February 28, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds in 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5305    2.28.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Focused Growth Opportunities Fund and Eaton Vance Focused Value Opportunities Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 14 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Although the relief contained in the No-Action Letter was scheduled to expire eighteen months from issuance, it was extended via a subsequent no-action letter issued on September 22, 2017 (see Fidelity Management & Research Company et al., No-Action Letter (Sept. 22, 2017)).

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended February 28, 2017 and February 28, 2018 by D&T for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Focused Growth Opportunities Fund

Fiscal Years Ended	2/28/17	2/28/18
Audit Fees	$27,630	$27,630
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,227	$9,365
All Other Fees(3)	$0	$0

Total	$36,857	$36,995

Eaton Vance Focused Value Opportunities Fund

Fiscal Years Ended	2/28/17	2/28/18
Audit Fees	$27,630	$27,630
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,977	$10,615
All Other Fees(3)	$0	$0

Total	$38,607	$38,245

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (February 28, July 31, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	7/31/16	8/31/16	9/30/16	11/30/16*	2/28/17	7/31/17	8/31/17	9/30/17	11/30/17	2/28/18
Audit Fees	$92,000	$162,040	$87,580	$81,150	$55,260	$59,050	$162,040	$87,580	$81,150	$55,260
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$35,769	$58,654	$36,986	$43,500	$20,204	$20,034	$59,372	$35,708	$38,019	$19,980
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$127,769	$220,694	$124,566	$124,650	$75,464	$79,084	$221,412	$123,288	$119,169	$75,240

*	Series commenced operations on December 16, 2015.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	7/31/16	8/31/16	9/30/16	11/30/16*	2/28/17	7/31/17	8/31/17	9/30/17	11/30/17	2/28/18
Registrant(1)	$35,769	$58,654	$36,986	$43,500	$20,204	$20,034	$59,372	$35,708	$38,019	$19,980
Eaton Vance(2)	$56,434	$56,434	$56,434	$48,500	$46,000	$148,018	$148,018	$148,018	$148,018	$148,018

*	Series commenced operations on December 16, 2015.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 26, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018